Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Raw materials and consumables	$ 11,879	$ 12,848
Work-in-progress	8,330	9,848
Finished goods	3,746	3,222
Service inventory	4,567	4,180
Inventories	28,522	30,098
Changes in raw materials and consumables, finished goods and work-in-progress recognized as cost of product and service revenues	49,710	47,559
Inventory write-down	1,888	2,985
Reversal of inventory write-down	434	609
Inventory net write-down	1,454	2,376
Program Expense
Trade and other current receivables [abstract]
Inventory write-down	$ 0	$ 143